CONDENSED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		11 Months Ended	20 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of revenues					0
Gross profit					0
Operating expenses
Selling, general and administrative	49,892	38,060	694,272	39,303	306,270	1,000,542
Total operating expenses	49,892	38,060	694,272	39,303	306,270	1,000,542
Loss from operations	(49,892)	(38,060)	(694,272)	(39,303)	(306,270)	(1,000,542)
Income tax expense	956	0	1,912	0		1,912
Net loss	$ (50,848)	$ (38,060)	$ (696,184)	$ (39,303)	$ (306,270)	$ (1,002,454)
Basic and diluted loss per common share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ (0.03)
Basic and diluted weighted average common shares outstanding (in shares)	190,608,696	188,000,000	191,890,110	188,000,000	12,084,337 [1]

[1]	The capital accounts of the Company have been retroactively restated to reflect the recapitalization effect of the merger transaction. See Note 5.